  As filed with the Securities and Exchange Commission on October 3, 2000

                                       Securities Act Registration No. 333-95849
                               Investment Company Act Registration No. 811-09805
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  ------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                        [X]

                       Pre-Effective Amendment No.                      [_]

                      Post-Effective Amendment No. 2                    [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940
                                                                        [X]

                                                                        [X]
                              Amendment No. 3

                        (Check appropriate box or boxes)

                                  ------------

                           STRATEGIC PARTNERS SERIES


               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077

              (Address of Principal Executive Offices) (Zip Code)

    Registrant's Telephone Number, including Area Code: (973) 367-3028

                            Robert C. Rosselot
                              Gateway Center Three
                              100 Mulberry Street
                         Newark, New Jersey 07102-4077
                    (Name and Address of Agent for Service)

               Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

                    [_] immediately upon filing pursuant to paragraph (b)

                    [X] on October 6, 2000 pursuant to paragraph (b)

                    [_] 60 days after filing pursuant to paragraph (a)(1)

                    [_] on (date) pursuant to paragraph (a)(1)

                    [_] 75 days after filing pursuant to paragraph (a)(2)

                    [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

                      If appropriate, check the following box:

                    [X] this post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment.

                                ----------------

  Title of Securities Being Registered . . . . Shares of beneficial interest, par value $.001 per share.

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

                               Explanatory Note
                               ----------------

        This Post-Effective Amendment to the Registration Statement of the Strategic Partners Series (File No. 333-95849) is not intended to amend the Prospectus of Strategic Partners Focused Growth Fund, dated March 27, 2000, as supplemented on April 18, 2000.

        Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively of Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File No. 333-95849) filed on July 21, 2000.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment
Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 3rd day of October, 2000.

                                       STRATEGIC PARTNERS SERIES

                                       By /s/ John R. Strangfeld
                                       ---------------------------------
                                       John R. Strangfeld, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                                Title                   Date
            ---------                                -----                   ----
         /s/ Eugene C. Dorsey                       Trustee              October 3, 2000
--------------------------------------
           Eugene C. Dorsey

         /s/ Saul K. Fenster                        Trustee              October 3, 2000
--------------------------------------
           Saul K. Fenster

         /s/ Robert F. Gunia                        Trustee              October 3, 2000
--------------------------------------
           Robert F. Gunia

          /s/ Maurice Holmes                        Trustee              October 3, 2000
--------------------------------------
            Maurice Holmes

        /s/ Robert E. LaBlanc                       Trustee              October 3, 2000
--------------------------------------
          Robert E. LaBlanc

     /s/ Douglas H. McCorkindale                    Trustee              October 3, 2000
--------------------------------------
       Douglas H. McCorkindale

         /s/ W. Scott McDonald, Jr.                 Trustee              October 3, 2000
--------------------------------------
           W. Scott McDonald, Jr.

         /s/ Thomas T. Mooney                       Trustee              October 3, 2000
--------------------------------------
           Thomas T. Mooney

      /s/ David R. Odenath, Jr.                     Trustee              October 3, 2000
--------------------------------------
        David R. Odenath, Jr.

        /s/ Stephen Stoneburn                       Trustee              October 3, 2000
--------------------------------------
          Stephen Stoneburn

     /s/ John R. Strangfeld                  President and Trustee       October 3, 2000
--------------------------------------
       John R. Strangfeld

         /s/ Joseph Weber                           Trustee              October 3, 2000
--------------------------------------
           Joseph Weber

         /s/ Grace C. Torres           Treasurer and Principal Financial October 3, 2000
--------------------------------------
           Grace C. Torres                  and Accounting Officer

        /s/ Clay T. Whitehead                       Trustee              October 3, 2000
--------------------------------------
          Clay T. Whitehead

                           STRATEGIC PARTNERS SERIES

                                 EXHIBIT INDEX

 Exhibit Number                           Description
 --------------                           -----------
 (a)(1)         Agreement and Declaration of Trust. Incorporated by reference to Exhibit (a)(1) to the Registration Statement on Form N-1A
                filed on February 1, 2000 (File No. 333-95849).
 (a)(2)         Certificate of Trust. Incorporated by reference to Exhibit
                (a)(2) to the Registration Statement on Form N-1A filed on
                February 1, 2000 (File No. 333-95849).
 (b)            By-laws. Incorporated by reference to Exhibit (b) to Pre-
                Effective Amendment No. 1 to the Registration Statement on Form
                N-1A filed on March 27, 2000 (File No. 333-95849).
 (c)            Instruments Defining Rights of Shareholders. Incorporated by
                reference to Exhibit (c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27, 2000
                (File No. 333-95849).
 (d)(1)         Management Agreement between the Registrant and Prudential
                Investments Fund Management LLC with respect to Strategic
                Partners Focused Growth Fund. Incorporated by reference to
                Exhibit (d)(1) to Post-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A filed on July 21, 2000 (File
                No. 333-95849).
 (d)(2)         Sub-Management Agreement between Prudential Investments Fund
                Management LLC and The Prudential Investment Corporation with respect to Strategic Partners Focused Growth Fund. Incorporated
                by reference to Exhibit (d)(2) to Post-Effective Amendment No. 1
                to the Registration Statement on Form N-1A filed on July 21,
                2000 (File No. 333-95849).
 (d)(3)         Subadvisory Agreement between The Prudential Investment
                Corporation and Jennison Associates LLC with respect to
                Strategic Partners Focused Growth Fund. Incorporated by
                reference to Exhibit (d)(3) to Post-Effective Amendment No. 1 to
                the Registration Statement on Form N-1A filed on July 21, 2000
                (File No. 333-95849).
 (d)(4)         Subadvisory Agreement between Prudential Investments Fund
                Management LLC and Alliance Capital Management, L.P. with
                respect to Strategic Partners Focused Growth Fund. Incorporated
                by reference to Exhibit (d)(4) to Post-Effective Amendment No. 1
                to the Registration Statement on Form N-1A filed on July 21,
                2000 (File No. 333-95849).
 (d)(5)         Form of Management Agreement between the Registrant and
                Prudential Investments Fund Management LLC with respect to
                Strategic Partners New Era Growth Fund.*
 (d)(6)         Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Massachusetts Financial Services
                Company with respect to Strategic Partners New Era Growth
                Fund.*
 (d)(7)         Form of Subadvisory Agreement between Prudential Investments
                Fund Management LLC and Jennison Associates LLC with respect to
                Strategic Partners New Era Growth Fund.*
 (e)(1)         Distribution Agreement with Prudential Investment Management
                Services LLC. Incorporated by reference to Exhibit (e)(1) to
                Post-Effective Amendment No. 1 to the Registration Statement on
                Form N-1A filed on July 21, 2000 (File No. 333-95849).
 (e)(2)         Form of Dealer Agreement. Incorporated by reference to Exhibit
                (e)(2) to Pre-Effective Amendment No. 1 to the Registration
                Statement on Form N-1A filed on March 27, 2000 (File No. 333-
                95849).
 (g)(1)         Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit (g)(1)
                to Pre-Effective Amendment No. 1 to the Registration Statement
                on Form N-1A filed on March 27, 2000 (File No. 333-95849).
 (g)(2)         Amendment to Custodian Contract. Incorporated by reference to
                Exhibit (g)(2) to Pre-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A filed on March 27, 2000
                (File No. 333-95849).
 (h)            Transfer Agency and Service Agreement between the Registrant and
                Prudential Mutual Fund Services LLC. Incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A filed on July 21, 2000 (File
                No. 333-95849).
 (i)(1)         Opinion and consent of Counsel. Incorporated by reference to
                Exhibit (i) to Pre-Effective Amendment No. 1 to the
                Registration Statement on Form N-1A filed on March 27, 2000
                (File No. 333-95849).
 (i)(2)         Consent of Counsel.*
 (j)            Consent of independent accountants.*
 (m)(1)         Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27,
                2000 (File No. 333-95849).
 (m)(2)         Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27,
                2000 (File No. 333-95849).
 (m)(3)         Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit (m)(3) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27,
                2000 (File No. 333-95849).
 (n)            Rule 18f-3 Plan. Incorporated by reference to Exhibit (n) to
                Pre-Effective Amendment No. 1 to the Registration Statement on
                Form N-1A filed on March 27, 2000 (File No. 333-95849).

 Exhibit Number                           Description
 --------------                           -----------
 (p)(1)         Fund Code of Ethics. Incorporated by reference to Exhibit
                (p)(1) to Pre-Effective Amendment No. 1 to the Registration
                Statement on Form N-1A filed on March 27, 2000 (File No. 333-
                95849).
 (p)(2)         Manager, Sub-Manager and Distributor Code of Ethics.
                Incorporated by reference to Exhibit (p)(2) to Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-1A
                filed on March 27, 2000 (File No. 333-95849).
 (p)(3)         Alliance Capital Management L.P. Code of Ethics. Incorporated
                by reference to Exhibit (p)(3) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on March 27,
                2000 (File No. 333-95849).
 (p)(4)         Jennison Associates LLC Code of Ethics. Incorporated by
                reference to Exhibit (p)(4) to Pre-Effective Amendment No. 1 to
                the Registration Statement on Form N-1A filed on March 27, 2000
                (File No. 333-95849).
 (p)(5)         Massachusetts Financial Services Company Code of Ethics.*

----------
 * To be filed by amendment.